Summary of Significant Accounting Policies-Summary of Outstanding Anti-dilutive Securities Not Included in the Diluted Net Loss Per Share (Detail) - shares	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Anti-dilutive securities not included in the diluted net loss per share	4,590,804	11,220,565	4,590,804	11,220,565	20,590,832	10,749,139
Convertible Preferred Stock [Member]
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Anti-dilutive securities not included in the diluted net loss per share		10,165,120		10,165,120	16,993,194	10,165,120
Common Stock Options
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Anti-dilutive securities not included in the diluted net loss per share	4,590,804	1,055,445	4,590,804	1,055,445	3,597,638	584,019